Pay vs Performance Disclosure number in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal 2023 Pay Versus Performance Table
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(4)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on		Net Income ($)(in millions)	Revenue ($)(in millions)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
2023	7,000,000	7,003,642	4,587,500	4,594,878	172	165	254	1,809
2022	10,650,000	11,538,558	10,162,500	10,946,169	172	192	438	2,270
2021	6,900,000	7,612,667	6,712,500	7,297,584	130	167	313	1,525

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Scott Beiser has served as the Company’s Chief Executive Officer since 2003 and is the Principal Executive Officer (“PEO”) of the Company. The other Named Executive Officers for each fiscal year were Messrs. Alley, Gold, Adelson and Preiser.
Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Financials Index (“the Peer Group TSR”).
PEO Total Compensation Amount	$ 7,000,000	$ 10,650,000	$ 6,900,000
PEO Actually Paid Compensation Amount	$ 7,003,642	11,538,558	7,612,667
Adjustment To PEO Compensation, Footnote	Compensation actually paid to our Named Executive Officers represents the "Total" compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted set forth in the following table. As described above, awards under our annual bonus program are paid, in part, in the form of restricted stock that is granted in the fiscal year following the applicable performance year, and that vests over a four-year period following the grant date. In accordance with SEC guidance, we disclose the dollar-denominated value of these awards in the "Non-Equity Incentive Compensation" column of the Summary Compensation Table with respect to the applicable performance year (rather than as "Stock Awards" for the year of grant); as such, we believe the awards are not required to be included in the adjustments to calculating compensation actually paid. However, in an effort to comply with the spirit of the SEC pay versus performance rules relating to the adjustments for outstanding equity awards, we have treated the restricted stock awards as equity awards and captured them as part of the adjustments below.

Fiscal Year	Summary Compensation Table Total ($)	Less: Stock Awards Granted for Fiscal Year ($)	Add: Unvested Equity Awards Granted for Fiscal Year ($)	Increase/(Decrease) in Value of Unvested Equity Awards Granted in Prior Fiscal Years ($)	Increase/(Decrease) in Value of Equity Awards Vested During Fiscal Year ($)	Compensation Actually Paid ($)(a)(b)(c)
Principal Executive Officer
2023	7,000,000	(1,137,500)	1,137,500	53,895	(50,253)	7,003,642
2022	10,650,000	(1,776,250)	1,776,250	759,002	129,556	11,538,558
2021	6,900,000	(1,338,000)	1,338,000	463,549	249,118	7,612,667
Other Named Executive Officers (Average)
2023	4,587,500	(722,313)	722,313	53,068	(45,690)	4,594,878
2022	10,162,500	(1,730,750)	1,730,750	675,990	107,679	10,946,169
2021	6,712,500	(1,339,875)	1,339,875	405,259	179,825	7,297,584
(a)Our NEOs did not participate in any Company pension plans during the covered fiscal years; therefore, there are no compensation adjustments for pension values or pension service costs.
(b)Our NEOs did not receive any dividends or dividend equivalents from the Company during the covered fiscal years; therefore, there are no such related compensation adjustments.
(c)Our NEOs did not have any award forfeitures or accelerations during the covered fiscal years; therefore, there are no such related compensation adjustments.

Non-PEO NEO Average Total Compensation Amount	$ 4,587,500	10,162,500	6,712,500
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,594,878	10,946,169	7,297,584
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our Named Executive Officers represents the "Total" compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted set forth in the following table. As described above, awards under our annual bonus program are paid, in part, in the form of restricted stock that is granted in the fiscal year following the applicable performance year, and that vests over a four-year period following the grant date. In accordance with SEC guidance, we disclose the dollar-denominated value of these awards in the "Non-Equity Incentive Compensation" column of the Summary Compensation Table with respect to the applicable performance year (rather than as "Stock Awards" for the year of grant); as such, we believe the awards are not required to be included in the adjustments to calculating compensation actually paid. However, in an effort to comply with the spirit of the SEC pay versus performance rules relating to the adjustments for outstanding equity awards, we have treated the restricted stock awards as equity awards and captured them as part of the adjustments below.

Fiscal Year	Summary Compensation Table Total ($)	Less: Stock Awards Granted for Fiscal Year ($)	Add: Unvested Equity Awards Granted for Fiscal Year ($)	Increase/(Decrease) in Value of Unvested Equity Awards Granted in Prior Fiscal Years ($)	Increase/(Decrease) in Value of Equity Awards Vested During Fiscal Year ($)	Compensation Actually Paid ($)(a)(b)(c)
Principal Executive Officer
2023	7,000,000	(1,137,500)	1,137,500	53,895	(50,253)	7,003,642
2022	10,650,000	(1,776,250)	1,776,250	759,002	129,556	11,538,558
2021	6,900,000	(1,338,000)	1,338,000	463,549	249,118	7,612,667
Other Named Executive Officers (Average)
2023	4,587,500	(722,313)	722,313	53,068	(45,690)	4,594,878
2022	10,162,500	(1,730,750)	1,730,750	675,990	107,679	10,946,169
2021	6,712,500	(1,339,875)	1,339,875	405,259	179,825	7,297,584
(a)Our NEOs did not participate in any Company pension plans during the covered fiscal years; therefore, there are no compensation adjustments for pension values or pension service costs.
(b)Our NEOs did not receive any dividends or dividend equivalents from the Company during the covered fiscal years; therefore, there are no such related compensation adjustments.
(c)Our NEOs did not have any award forfeitures or accelerations during the covered fiscal years; therefore, there are no such related compensation adjustments.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Total Shareholder Return The TSR amounts reported in the graph below assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus GAAP Revenue
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Total Shareholder Return The TSR amounts reported in the graph below assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Tabular List, Table
Pay Versus Performance Tabular List
We believe Revenue, net income, and TSR represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the 2023 fiscal year.

Total Shareholder Return Amount	$ 172	172	130
Peer Group Total Shareholder Return Amount	165	192	167
Net Income (Loss)	$ 254,000,000	$ 438,000,000	$ 313,000,000
Company Selected Measure Amount	1,809	2,270	1,525
PEO Name	Scott Beiser
Additional 402(v) Disclosure	Amounts reported in this column represent (i) the total compensation reported in the SCT for the applicable year in the case of the PEO and (ii) the average of the total compensation reported in the SCT for the applicable year for our other Named Executive Officers excluding the PEO.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	net income
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,137,500)	$ (1,776,250)	$ (1,338,000)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,137,500	1,776,250	1,338,000
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,895	759,002	463,549
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,253)	129,556	249,118
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(722,313)	(1,730,750)	(1,339,875)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	722,313	1,730,750	1,339,875
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,068	675,990	405,259
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (45,690)	$ 107,679	$ 179,825